Fees Summary	Oct. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 55,925,800
Previously Paid Amount	0.00
Total Fee Amount	4,865.54
Total Offset Amount	0.00
Net Fee	4,865.54
Narrative - Max Aggregate Offering Price	$ 55,925,800
Final Prospectus	true